CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,700	$ 1,569
Accounts receivable, net	1,421	2,258
Prepaid concession fees, net	0	628
Other current assets, net	65,072	31,534
Cryptocurrency, less impairment	0	659
Amount due from related parties	601	0
Total current assets	69,794	36,648
Property and equipment, net	10,885	19,302
Long-term investments, net	34,083	39,554
Long-term deposits, net	371	513
Right-of-use assets	16	18
TOTAL ASSETS	115,149	96,035
Current liabilities:
Short-term loan	12,822	15,174
Accounts payable	15,774	18,365
Accrued expenses and other current liabilities	11,277	9,695
Deferred revenue	7,745	3,428
Consideration received from buyer	29,000	31,384
Payable for earnout commitment	22,120	23,939
Amounts due to related parties	1,174	0
Income tax payable	1,865	2,963
Lease liability, current	10	8
Total current liabilities	101,787	104,956
Non-current liabilities:
Lease liability, non-current	9	13
Total liabilities	101,796	104,969
Equity
Ordinary shares ($0.04 par value; 22,500,000 shares authorized; 4,499,654 and 8,948,505 shares issued as of December 31, 2021 and 2022, respectively; 4,474,836 and 8,923,687 shares outstanding as of December 31, 2021 and 2022, respectively)	359	181
Additional paid-in capital	332,746	298,685
Treasury stock (245,818 shares as of December 31, 2021 and 2022)	(1,148)	(1,148)
Accumulated deficits	(318,239)	(304,904)
Accumulated other comprehensive income	32,044	31,685
Total AirNet Technology Inc.'s shareholders' equity	45,762	24,499
Non-controlling interests	(32,409)	(33,433)
Total (deficit) equity	13,353	(8,934)
TOTAL LIABILITIES AND (DEFICIT) EQUITY	$ 115,149	$ 96,035